Supplemental Cash Flow Information	6 Months Ended
Sep. 30, 2025
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information [Text Block]

23. Supplemental Cash Flow Information

	Six-months ended
	September 30, 2025	September 30, 2024

Non-cash transactions:
Recognition of ROU assets and lease liabilities	$286	$432
Equipment deposits or purchases paid with BTC	$201,836	$-
Interest paid	$462	$913
Income taxes paid	$752	$415